UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska  68130

(Address of principal executive offices)

(Zip code)

Jame Ash

Gemini Fund Services, LLC., 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

4/30

Date of reporting period:  1/31/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

	The Collar Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	January 31, 2013

Shares	Security	Market Value
	COMMON STOCKS^ - 32.06%
	APPAREL - 1.01%
5,100	Coach, Inc.	$ 260,100

	BANKS - 1.47%
9,000	Citigroup, Inc.	379,440

	BEVERAGES - 1.00%
5,700	Molson Coors Brewing Co.	257,526

	BIOTECHNOLOGY - 1.03%
3,100	Amgen, Inc.	264,926

	COAL - 0.96%
9,900	Peabody Energy Corp.	248,985

	COMPUTERS - 3.06%
1,200	Apple, Inc.	546,372
7,200	Seagate Technology PLC	244,656
		791,028
	HEALTHCARE SERVICES - 2.19%
3,500	Humana, Inc.	260,260
4,700	WellPoint, Inc.	304,654
		564,914
	INTERNET - 3.23%
2,500	Baidu, Inc. - ADR *	270,750
2,700	F5 Networks, Inc. *	283,176
5,100	SINA Corp *	280,143
		834,069
	MINING - 2.07%
7,600	Freeport-McMoRan Copper & Gold, Inc.	267,900
6,200	Newmont Mining Corp.	266,352
		534,252
	OIL & GAS - 3.11%
3,200	Apache Corp.	268,032
4,500	ConocoPhillips	261,000
4,800	Devon Energy Corp.	274,512
		803,544
	PHARMACEUTICALS - 2.77%
3,700	Johnson & Johnson	273,504
3,300	Onyx Pharmaceuticals, Inc. *	255,816
4,900	Teva Pharmaceutical Industries Ltd.	186,151
		715,471
	REITS - 0.97%
4,500	Equity Residential	249,255

	RETAIL - 6.23%
4,300	Bed Bath & Beyond, Inc. *	252,410
6,400	Dollar Tree, Inc. *	255,936
9,600	Guess?, Inc.	260,064
3,400	McDonald's Corp.	323,986
4,700	Starbucks Corp.	263,764
3,900	Yum! Brands, Inc.	253,266
		1,609,426
	SEMICONDUCTORS - 1.06%
9,700	Cirrus Logic, Inc. *	273,831

	SOFTWARE - 1.90%
9,200	Microsoft Corp.	252,724
9,900	Nuance Communications, Inc. *	238,095
		490,819

	TOTAL COMMON STOCKS	8,277,586
	(Cost $8,372,072)
	EXCHANGE TRADED FUND - 33.16%
	EQUITY FUND - 33.16%
57,200	SPDR S&P 500 ETF Trust (Cost $8,256,572)	8,562,840

Contracts **
	PURCHASED PUT OPTIONS - 2.99%
31	Amgen, Inc.	$ 11,780
	Expiration January 2014, Exercise Price $75.00
32	Apache Corporation	15,520
	Expiration January 2014, Exercise Price $75.00
4	Apple, Inc.	20,940
	Expiration April 2013, Exercise Price $500.00
5	Apple, Inc.	41,755
	Expiration April 2013, Exercise Price $535.00
3	Apple, Inc.	42,255
	Expiration July 2013, Exercise Price $590.00
25	Baidu, Inc. - ADR	25,250
	Expiration January 2014, Exercise Price $97.50
43	Bed Bath & Beyond, Inc.	15,695
	Expiration August 2013, Exercise Price $57.50
97	Cirrus Logic, Inc.	38,800
	Expiration January 2014, Exercise Price $25.00
90	Citigroup, Inc.	2,700
	Expiration June 2013, Exercise Price $31.00
51	Coach, Inc.	18,360
	Expiration January 2014, Exercise Price $45.00
45	ConocoPhillips	45
	Expiration February 2013, Exercise Price $50.00
48	Devon Energy Corp.	14,400
	Expiration January 2014, Exercise Price $50.00
64	Dollar Tree, Inc.	18,560
	Expiration January 2014, Exercise Price $37.50
45	Equity Residential	12,825
	Expiration July 2013, Exercise Price $55.00
27	F5 Networks, Inc.	23,085
	Expiration January 2014, Exercise Price $90.00
76	Freeport-McMoRan Copper & Gold, Inc.	18,012
	Expiration January 2014, Exercise Price $30.00
96	Guess?, Inc.	24,480
	Expiration January 2014, Exercise Price $23.80
35	Humana, Inc.	15,750
	Expiration January 2014, Exercise Price $67.50
1,121	iShares	184,965
	Expiration December 2013, Exercise Price $60.00
37	Johnson & Johnson	74
	Expiration March 2013, Exercise Price $62.50
34	McDonald's Corp.	1,190
	Expiration June 2013, Exercise Price $80.00
92	Microsoft Corporation	13,800
	Expiration January 2014, Exercise Price $25.00
57	Molson Coors Brewing Co.	11,856
	Expiration January 2014, Exercise Price $40.00
62	Newmont Mining Corp.	22,010
	Expiration January 2014, Exercise Price $40.00
99	Nuance Communications, Inc.	19,800
	Expiration January 2014, Exercise Price $22.00
33	Onyx Pharmaceuticals, Inc.	30,690
	Expiration January 2014, Exercise Price $72.50
99	Peabody Energy Corp.	30,195
	Expiration January 2014, Exercise Price $23.00
72	Seagate Technology PLC	30,600
	Expiration September 2013, Exercise Price $34.00
51	SINA Corp.	25,755
	Expiration January 2014, Exercise Price $47.50
47	Starbucks Corporation	15,275
	Expiration January 2014, Exercise Price $50.00
49	Teva Pharmaceuticals Industries Ltd.	7,693
	Expiration June 2013, Exercise Price $37.50
47	WellPoint, Inc.	235
	Expiration March 2013, Exercise Price $50.00
39	Yum! Brands, Inc.	16,809
	Expiration January 2014, Exercise Price $60.00
	TOTAL PURCHASED PUT OPTIONS	771,159
	(Cost $928,240)

	SHORT-TERM INVESTMENT - 37.23%
Shares	MONEY MARKET FUND - 37.23%
9,611,256	Dreyfus Treasury Prime Cash Management, 0.00% + (Cost $9,611,256)	9,611,256

	TOTAL INVESTMENTS - 105.44%
	(Cost $27,168,140)	$ 27,222,841
	CALL OPTIONS WRITTEN - (3.47)%	(895,205)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.97)%	(509,853)
	NET ASSETS - 100.00%	$ 25,817,783

* Non-Income producing security.
+ Money market fund; interest rate reflects seven-day yield on January 31, 2013.
ADR - American Depositary Receipt
^ Each common stock position is subject to written call options.
** Each option contract allows the holder of the option to purchase 100 shares of the underlying stock.

Contracts **	SCHEDULE OF CALL OPTIONS WRITTEN - (3.47)%
31	Amgen, Inc.	$ 11,160
	Expiration January 2014, Exercise Price $92.50
32	Apache Corporation	21,120
	Expiration January 2014, Exercise Price $87.50
5	Apple, Inc.	245
	Expiration April 2013, Exercise Price $605.00
4	Apple, Inc.	56
	Expiration April 2013, Exercise Price $700.00
3	Apple, Inc.	297
	Expiration July 2013, Exercise Price $665.00
25	Baidu, Inc. - ADR	26,625
	Expiration January 2014, Exercise Price $120.00
43	Bed Bath & Beyond, Inc.	8,170
	Expiration August 2013, Exercise Price $65.00
97	Cirrus Logic, Inc.	52,283
	Expiration January 2014, Exercise Price $30.00
90	Citigroup, Inc.	63,000
	Expiration June 2013, Exercise Price $36.00
51	Coach, Inc.	19,890
	Expiration January 2014, Exercise Price $55.00
45	ConocoPhillips	4,725
	Expiration February 2013, Exercise Price $57.50
48	Devon Energy Corp.	21,168
	Expiration January 2014, Exercise Price $60.00
64	Dollar Tree, Inc.	14,208
	Expiration January 2014, Exercise Price $45.00
45	Equity Residential	1,350
	Expiration July 2013, Exercise Price $62.50
27	F5 Networks, Inc.	34,965
	Expiration January 2014, Exercise Price $110.00
76	Freeport-McMoRan Copper & Gold, Inc.	22,268
	Expiration January 2014, Exercise Price $37.00
96	Guess?, Inc.	25,440
	Expiration January 2014, Exercise Price $28.80
35	Humana, Inc.	14,700
	Expiration January 2014, Exercise Price $80.00
37	Johnson & Johnson	14,430
	Expiration March 2013, Exercise Price $70.00
34	McDonald's Corp.	13,600
	Expiration June 2013, Exercise Price $92.50
92	Microsoft Corporation	8,740
	Expiration January 2014, Exercise Price $30.00
57	Molson Coors Brewing Co.	9,975
	Expiration January 2014, Exercise Price $50.00
62	Newmont Mining Corp.	10,788
	Expiration January 2014, Exercise Price $50.00
99	Nuance Communications, Inc.	18,810
	Expiration January 2014, Exercise Price $27.00
33	Onyx Pharmaceuticals, Inc.	24,090
	Expiration January 2014, Exercise Price $90.00
99	Peabody Energy Corp.	28,017
	Expiration January 2014, Exercise Price $28.00
72	Seagate Technology PLC	12,096
	Expiration September 2013, Exercise Price $39.00
51	SINA Corp.	39,525
	Expiration January 2014, Exercise Price $57.50
73	SPDR	47,085
	Expiration December 2013, Exercise Price $152.00
50	SPDR	27,650
	Expiration December 2013, Exercise Price $154.00
449	SPDR	223,602
	Expiration December 2013, Exercise Price $155.00
47	Starbucks Corporation	16,920
	Expiration January 2014, Exercise Price $60.00
49	Teva Pharmaceuticals Industries Ltd.	1,225
	Expiration June 2013, Exercise Price $42.50
47	WellPoint, Inc.	46,530
	Expiration March 2013, Exercise Price $55.00
39	Yum! Brands, Inc.	10,452
	Expiration January 2014, Exercise Price $72.50
	TOTAL CALL OPTIONS WRITTEN	$ 895,205
	(Proceeds $ 863,309) (a)

** Each option contract allows the holder of the option to purchase 100 shares of the underlying stock.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially is $26,694,306 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 392,719
	Unrealized Depreciation:	(759,389)
	Net Unrealized Depreciation:	$ (366,670)

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the bid price.  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process -  This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market value are valued at fair value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.  When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of January 31, 2013 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 8,277,586	$ -	$ -	$ 8,277,586
Exchange Traded Fund	8,562,840	-	-	8,562,840
Purchased Put Options	771,159	-	-	771,159
Short-Term Investment	9,611,256	-	-	9,611,256
Total	$ 27,222,841	$ -	$ -	$ 27,222,841
Liabilities	Level 1	Level 2	Level 3	Total
Written Call Options	$ 895,205	$ -	$ -	$ 895,205
Total	$ 895,205	$ -	$ -	$ 895,205

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

* Refer to the Portfolio of Investments for security classifications.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

4/1/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date    4/1/13

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

4/1/13